Income Tax Expense - Schedule of Components of Income Tax Expense Benefit and Deferred Tax Assets and Liabilities (Parenthetical) (Details)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Major components of tax expense (income) [abstract]
Australian tax rate	25.00%	26.00%